Additional disclosure items G.5. Related party balances and transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 27, 2022	Nov. 12, 2021
Expenses
Other expenses	$ (10)	$ (18)	$ (16)
Total	(55)	(63)	(220)
Income and gains
Other revenue	0	1	2
Total	12	11	314
LIABILITIES
Total	103	88
Amounts receivable	12	15
Guatemala joint ventures
Disclosure of transactions between related parties [line items]
Percentage of controlling interest acquired				45.00%	45.00%
Other related parties
LIABILITIES
Total	$ 2	2
Xavier Niel
Disclosure of transactions between related parties [line items]
Percentage of controlling interest acquired	29.10%
Miffin | Entities with joint control or significant influence over entity
Expenses
Purchases of goods and services	$ 0	0	(165)
Income and gains
Sale of goods and services	12	11	14
Honduras joint ventures | Joint ventures where entity is venturer
LIABILITIES
Total	68	48
Amounts receivable	9	13
EPM | Entities with joint control or significant influence over entity
LIABILITIES
Total	33	39
Amounts receivable	2	2
EPM | Joint ventures where entity is venturer
Expenses
Purchases of goods and services	(45)	(45)	(39)
Income and gains
Sale of goods and services	$ 0	$ 0	$ 299
Colombia | EPM
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	50.00%